Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total derivatives

Barclays Bank Group	2021			2020
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	47,286,623	262,046	(255,471)	42,515,577	302,429	(299,637)
Total derivative assets/(liabilities) held for risk management	126,292	245	(1,052)	110,028	264	(943)
Derivative assets/(liabilities)	47,412,915	262,291	(256,523)	42,625,605	302,693	(300,580)

Derivatives held for trading and risk management
The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2021			2020
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,700,055	76,055	(74,014)	5,463,632	84,518	(83,912)
Derivatives cleared by central counterparty	99,664	171	(208)	78,946	335	(335)
Exchange traded derivatives	20,084	10	(3)	14,034	3	(3)
Foreign exchange derivatives	5,819,803	76,236	(74,225)	5,556,612	84,856	(84,250)
Interest rate derivatives
OTC derivatives	14,229,139	124,187	(113,098)	13,551,506	171,244	(161,223)
Derivatives cleared by central counterparty	18,865,670	1,055	(762)	18,330,003	965	(795)
Exchange traded derivatives	5,200,838	905	(907)	2,971,966	371	(360)
Interest rate derivatives	38,295,647	126,147	(114,767)	34,853,475	172,580	(162,378)
Credit derivatives
OTC derivatives	606,504	4,007	(4,752)	384,900	3,674	(3,909)
Derivatives cleared by central counterparty	665,600	1,675	(1,809)	462,945	931	(1,095)
Credit derivatives	1,272,104	5,682	(6,561)	847,845	4,605	(5,004)
Equity and stock index derivatives
OTC derivatives	278,370	18,793	(24,440)	213,078	18,803	(26,091)
Exchange traded derivatives	1,469,078	32,901	(33,174)	927,114	20,165	(20,521)
Equity and stock index derivatives	1,747,448	51,694	(57,614)	1,140,192	38,968	(46,612)
Commodity derivatives
OTC derivatives	4,670	56	(107)	4,244	89	(110)
Exchange traded derivatives	146,951	2,231	(2,197)	113,209	1,331	(1,283)
Commodity derivatives	151,621	2,287	(2,304)	117,453	1,420	(1,393)
Derivative assets/(liabilities) held for trading	47,286,623	262,046	(255,471)	42,515,577	302,429	(299,637)

Total OTC derivatives	20,818,738	223,098	(216,411)	19,617,360	278,328	(275,245)
Total derivatives cleared by central counterparty	19,630,934	2,901	(2,779)	18,871,894	2,231	(2,225)
Total exchange traded derivatives	6,836,951	36,047	(36,281)	4,026,323	21,870	(22,167)
Derivative assets/(liabilities) held for trading	47,286,623	262,046	(255,471)	42,515,577	302,429	(299,637)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	1,000	155	—	1,000	67	—
Interest rate swaps	465	—	(3)	1,819	49	—
Interest rate derivatives cleared by central counterparty	63,584	—	—	43,499	—	—
Derivatives designated as cash flow hedges	65,049	155	(3)	46,318	116	—
Derivatives designated as fair value hedges
Interest rate swaps	5,856	53	(1,045)	7,986	123	(943)
Forward foreign exchange	—	—	—	—	—	—
Interest rate derivatives cleared by central counterparty	52,964	—	—	54,933	—	—
Derivatives designated as fair value hedges	58,820	53	(1,045)	62,919	123	(943)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,423	37	(4)	791	25	—
Derivatives designated as hedges of net investments	2,423	37	(4)	791	25	—
Derivative assets/(liabilities) held for risk management	126,292	245	(1,052)	110,028	264	(943)

Total OTC derivatives	9,744	245	(1,052)	11,596	264	(943)
Total derivatives cleared by central counterparty	116,548	—	—	98,432	—	—
Derivative assets/(liabilities) held for risk management	126,292	245	(1,052)	110,028	264	(943)

Significant hedge accounting exposures impacted by the IBOR reform
The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2021:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	9,718	200
USD LIBOR	Secured Overnight Financing Rate (SOFR)	19,945	20,013
JPY LIBOR	Tokyo Overnight Average (TONA)	—	52
Singapore Swap Offered Rate (SOR)	Singapore Overnight Rate Average (SORA)	110	110
Total IBOR Notionals		29,773	20,375

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations

Hedged items in fair value hedges

Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2021
Assets
Loans and advances at amortised cost
- Interest rate risk	1,257	24	6	(77)	(1)
- Inflation risk	556	354	—	9	—
Debt securities classified as amortised cost
- Interest rate risk	1,378	(39)	—	(75)	(18)
- Inflation risk	4,087	400	—	(16)	(1)
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	22,895	(293)	28	(1,122)	35
- Inflation risk	6,271	386	(32)	81	10
Total Assets	36,444	832	2	(1,200)	25
Liabilities
Debt securities in issue
- Interest rate risk	(26,691)	(622)	(320)	769	6
Total Liabilities	(26,691)	(622)	(320)	769	6
Total Hedged Items	9,753	210	(318)	(431)	31

2020
Assets
Loans and advances at amortised cost
- Interest rate risk	835	99	2	55	—
- Inflation risk	545	345	—	25	3
Debt securities classified as amortised cost
- Interest rate risk	1,440	23	—	17	(7)
- Inflation risk	4,071	(43)	—	453	3
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	27,959	964	322	864	(33)
- Inflation risk	7,782	319	(9)	249	(9)
Total Assets	42,632	1,707	315	1,663	(43)
Liabilities
Debt securities in issue
- Interest rate risk	(26,978)	(1,477)	(414)	(797)	(6)
Total Liabilities	(26,978)	(1,477)	(414)	(797)	(6)
Total Hedged Items	15,654	230	(99)	866	(49)
Note
aHedge ineffectiveness is recognised in net interest income.
bFor items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]

Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2021
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,042	935	—	(192)	—	2,042	(211)
Foreign exchange risk
Loans and advances at amortised cost	(88)	(16)	—	—	—	(88)	1
Inflation risk
Debt securities classified at amortised cost	252	204	—	(12)	—	252	(22)
Total cash flow hedges	2,206	1,123	—	(204)	—	2,206	(232)
Hedge of net investment in foreign operations
USD foreign operations	143	—	1,184	—	—	143	—
EUR foreign operations	(49)	—	(39)	—	—	(49)	—
Other foreign operations	(3)	—	44	—	186	(3)	—
Total foreign operations	91	—	1,189	—	186	91	—

2020
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,260)	(758)	—	(780)	—	(1,260)	40
Foreign exchange risk
Loans and advances at amortised cost	(70)	(15)	—	—	—	(70)	—
Inflation risk
Debt securities classified at amortised cost	(41)	(65)	—	—	—	(41)	1
Total cash flow hedges	(1,371)	(838)	—	(780)	—	(1,371)	41
Hedge of net investment in foreign operations
USD foreign operations	(83)	—	1,097	—	—	(83)	—
EUR foreign operations	(2)	—	16	—	—	(2)	—
Other foreign operations	(9)	—	55	—	162	(9)	—
Total foreign operations	(94)	—	1,168	—	162	(94)	—
Note
aHedge ineffectiveness is recognised in net interest income

Hedging instruments which are carried on the Barclays Bank Group's balance sheet
The following table shows the fair value hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Fair value	Interest rate risk	53	—	—	51,219	527	8,855
	Inflation risk	—	(1,045)	—	7,601	(65)	1,624
	Total	53	(1,045)	—	58,820	462	10,479

As at 31 December 2020
Fair value	Interest rate risk	117	(164)	—	55,093	(185)	17,697
	Inflation risk	6	(779)	—	7,826	(730)	1,487
	Total	123	(943)	—	62,919	(915)	19,184
The following table shows the cash flow and net investment hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Cash flow	Interest rate risk	—	—	—	59,957	(2,253)	9,896
	Foreign exchange risk	155	—	—	1,000	89	—
	Inflation risk	—	(3)	—	4,092	(274)	—
	Total	155	(3)	—	65,049	(2,438)	9,896
Net investment	Foreign exchange risk	37	(4)	(6,933)	9,356	(91)	—

As at 31 December 2020
Cash flow	Interest rate risk	47	—	—	42,520	1,300	27,160
	Foreign exchange risk	67	—	—	1,000	70	—
	Inflation risk	2	—	—	2,798	42	0
	Total	116	—	—	46,318	1,412	27,160
Net investment	Foreign exchange risk	25	—	(4,832)	5,623	94	—
For Barclays Bank Group, there is 1 (2020: 1) foreign exchange risk cash flow hedge with an average foreign exchange rate of JPY133.03: GBP 1 (2020: JPY133.03: GBP 1).
The Expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2021	2022	2023	2024	2025	2026	2027 and later
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	51,219	49,156	43,857	37,590	31,635	27,011	22,555
Inflation risk (outstanding notional amount)	7,601	7,435	6,603	5,341	4,283	3,131	818

Effect on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2021		2020
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur

Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	228	13	239	37
Cash flow hedge of foreign exchange risk
Recycled to net interest income	87	—	55	—
Hedge of net investment in foreign operations
Recycled to other income	—	(28)	—	(4)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2021		2020
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	1,181	2,736	388	3,383
Currency translation movements	(6)	(92)	50	(745)
Hedging (losses)/gains for the year	(2,206)	(91)	1,316	94
Amounts reclassified in relation to cash flows affecting profit or loss	(327)	28	(282)	4
Tax	740	—	(291)	—
Balance on 31 December	(618)	2,581	1,181	2,736